LEASES - Schedule of Operating Lease Assets and Liabilities (Details) - 10K - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Non-current operating lease assets	$ 152	$ 14	$ 67
Operating lease liabilities:
Current operating lease liabilities	43	14	57
Non-current operating lease liabilities	$ 109	0	14
Total operating lease liabilities		$ 14	$ 71